SCHEDULE OF COST OF SALES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost of sales	$ 55,178	$ 158,313
Other Expense [Member]
Cost of sales	65	26,159
Salaries and Related Expenses [Member]
Cost of sales	21,441	32,583
Materials [Member]
Cost of sales	26,804	77,281
Vehicle Maintenance [Member]
Cost of sales	6,868	18,175
Travel Expenses [Member]
Cost of sales		$ 4,115